Derivatives (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities

The following table reflects the fair value hedges included in the Consolidated Balance Sheets as of:

	June 30, 2013		December 31, 2012
	Notional		Notional
	Amount	Fair Value	Amount	Fair Value

Included in Other Assets:
Interest Rate Swaps	$18,044	$508	$6,051	$187

Included in Other Liabilities:
Interest Rate Swaps	$18,044	$355	$6,051	$178

The following table reflects the fair value hedges included in the Consolidated Balance Sheets as of December 31:

	2012		2011
	Notional		Notional
	Amount	Fair Value	Amount	Fair Value

Included in Other Assets:
Interest Rate Swaps	$6,051	$187	$—	$—

Included in Other Liabilities:
Interest Rate Swaps	$6,051	$178	$—	$—

Derivative Instruments Consolidated Statement

The following tables present the effect of derivative instruments on the Consolidated Statements of Income for the periods presented:

	Three Months Ended		Six Months Ended
	June 30		June 30
	2013	2012	2013	2012

Interest Rate Swaps:
Included in Interest Income / (Expense)	$—	$—	$—	$—
Included in Other Income / (Expense)	549	—	551	—

The effect of derivative instruments on the Consolidated Statement of Income for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Interest Rate Swaps:
Included in Interest Income / (Expense)	$—	$—	$—
Included in Other Income / (Expense)	163	—	—